STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 5 – STOCKHOLDERS’ EQUITY

2022 Equity Compensation Awards

Effective September 1, 2022, the Board of Directors and Compensation Committee of the Company, with the approval of each of the following officers, agreed to reduce the annual cash compensation payable to Suren Ajjarapu, the Company’s Chief Executive Officer; Prashant Patel, the Company’s President and Chief Operating Officer and Janet Huffman, the Company’s Chief Financial Officer, in an effort to conserve cash.

In lieu of the reduced cash salary payable to each officer, the Board and Compensation Committee agreed to issue such officers shares of the Company’s common stock equal to the amount of reduced cash salary, divided by the closing sales price of the Company’s common stock on the Nasdaq Capital Market on August 31, 2022, the date approved by the Board of Directors. The total amount of shares of common stock issued on August 31, 2022 to the officers was 81,895.

The shares of common stock issuable to the officers, vest at the rate of 1/4th of such shares on each of September 30, 2022, October 31, 2022, November 30, 2022, and December 31, 2022, subject to each applicable Officer’s continued service to the Company on such dates and subject to the restricted stock award agreements entered into to evidence such awards.

Separately, certain employees of the Company agreed to reduce their cash salaries by an aggregate of $37,000 in consideration for an aggregate of 31,896 shares of the Company’s restricted common stock, with the same vesting terms as the officer shares discussed above.

Effective on August 31, 2022, the Board of Directors approved the issuance of 54,525 shares of common stock of the Company to each independent member of the Board of Directors, for services rendered to the Company during fiscal 2022, which shares were valued at $63,250, based on the closing sales price of the Company’s common stock on the date approved by the Board of Directors. The shares vest at the rate of 1/4th of such shares immediately on the grant date, and 1/4th of such shares on each of October 1, 2022, January 1, 2023 and April 1, 2023, subject to each applicable independent director’s continued service to the Company on such dates.

All of the awards discussed above were issued under the Company’s Second Amended and Restated 2019 Equity Incentive Plan (the “Plan”) and all restricted stock awards discussed above were evidenced by Restricted Stock Grant Agreements.

2021 Equity Compensation Awards

On April 15, 2021, the Board of Directors, with the recommendation of the Compensation Committee, approved the grant of options to purchase an aggregate of 17,500 shares of our common stock to certain employees of the Company, in consideration for services to be rendered by such individuals through 2025. The options vest at the rate of ¼th of such options per year, on the first, second, third and fourth anniversaries of the grant date, subject to such option holders continuing to provide services to the Company on such dates, subject to the terms of the Plan and the option agreements entered into to evidence such grants. The options were granted pursuant to, and are subject to, the Plan, and have a term of five years from the grant date. The options have an exercise price of $4.76 per share, the closing price of the Company’s common stock on the date of the grant of such options.

In connection with and pursuant to the independent director compensation policy previously adopted by the Board of Directors, on April 15, 2021, the then three independent members of the Board of Directors (Mr. Donald G. Fell, Dr. Pamela Tenaerts, and Mr. Michael L. Peterson), were each awarded 10,721 shares of restricted stock, valued at $55,000 ($5.13 per share) based on the closing sales price of the Company’s common stock on the Nasdaq Capital Market on the effective date of the grant, April 1, 2021, which vest at the rate of ¼th of such shares on July 1 and October 1, 2021 and January 1 and April 1, 2022, subject to such persons continuing to provide services to the Company on such dates, subject to the terms of the Plan and the Restricted stock Grant Agreements entered into as evidence of such awards. The shares have a fair value of $165,000 and the Company recognized stock-based compensation expense of $41,250 for the six months ended June 30, 2022 and 2021, respectively. Common stock shares totaling 16,082 were cancelled on May 27, 2021, when the director services of Mr. Peterson and Dr. Tenaerts were terminated.

The Board of Directors of the Company, on May 27, 2021, confirmed the vesting of 2,680 shares of common stock previously issued to each of Michael L. Peterson and Dr. Pamela Tenaerts on July 1, 2021, which were subject to forfeiture subject to such persons continued service on the Board of Directors prior to the vesting date.

In connection with and pursuant to the independent director compensation policy previously adopted by the Board of Directors, on May 27, 2021, the Board of Directors awarded Charles L. Pope, and Christine L. Jennings, each independent members of the Board of Directors appointed to the Board of Directors on May 27, 2021, 10,912 shares of restricted stock each, valued at $41,250 each ($3.78 per share) based on the closing sales price of the Company’s common stock on the Nasdaq Capital Market on the effective date of the grant, May 27, 2021, which vest at the rate of 1/3rd of such shares on October 1, 2021 and January 1 and April 1, 2022, subject to such persons continuing to provide services to the Company on such dates. The Company recognized stock-based compensation expense of $174,869 and $431,218 for the nine months ended September 30, 2022 and 2021, respectively.

Employment Agreement with Suren Ajjarapu, Chief Executive Officer

In connection with our employment agreement with Mr. Suren Ajjarapu, our Chief Executive Officer, which was effective on April 14, 2020, we granted 49,020 restricted shares of common stock which vest upon the Company reaching certain performance metrics established by the Compensation Committee on the same date and further amended on May 5, 2020. The fair value of the shares at the grant date was determined to be $300,000. The modification of the performance conditions resulted in an incremental value to the shares of $72,062. The Compensation Committee subsequently determined that the performance conditions were met and the 49,020 bonus shares vested in full on December 31, 2020. There was no bonus granted in 2021 or 2022.

Stock Repurchase Program

On May 27, 2021, the Board of Directors of the Company authorized and approved a share repurchase program for up to $1 million of the currently outstanding shares of the Company’s common stock. There was no time frame or expiration date for the repurchase program, and such program was to remain in place until a maximum of $1.0 million of the Company’s common stock had been repurchased or until such program was suspended or discontinued by the Board of Directors.

On July 18, 2021, our Board of Directors approved an “at-the-market” offering and paused the Stock Repurchase Program until the offering was complete.

On July 22, 2021, our Board of Directors delayed the “at-the-market” offering and reactivated the Stock Repurchase Program.

On August 5, 2021, our Board of Directors paused the Stock Repurchase Program until a planned “at-the-market” offering was complete, which “at-the-market” offering was terminated effective on December 5, 2021.

On December 10, 2021, the Board of Directors authorized and approved the resumption of the Company’s prior share repurchase program (as modified), as discussed above. The share repurchase program as approved by the Board of Directors on December 10, 2021, modified the prior repurchase program to allow for the repurchase of up to 100,000 of the currently outstanding shares of the Company’s common stock. There is no time frame for the repurchase program, and such program will remain in place until a maximum of 100,000 shares of the Company’s common stock have been repurchased or until such program is discontinued by the Board of Directors.

To date, no shares of common stock have been repurchased by the Company.

NOTE 4 – STOCKHOLDERS’ EQUITY

In August 2021, warrants to purchase 5,000 shares of common stock were granted with an exercise price of $3.00 per share, and were exercised at $3.00 per share; the Company issued 5,000 shares of common stock, and $15,000 in proceeds were received in connection with such exercise.

2020 Equity Compensation Awards

On April 14, 2020, the Compensation Committee approved the grant of (a) 5,000 shares of restricted common stock to the Company’s legal counsel; and (b) 12,500 shares of restricted common stock to Howard A. Doss, the Company’s Chief Financial Officer, which shares vested at the rate of ¼th of such shares on July 1 and October 1, 2020, and January 1 and April 1, 2021. The shares have a fair value of $107,100 and the Company recognized stock-based compensation expense of $53,550 for the twelve months ended December 31, 2021.

On April 14, 2020, the then three independent members of the Board of Directors (Mr. Donald G. Fell, Dr. Pamela Tenaerts, and Mr. Michael L. Peterson), were each awarded 8,987 shares of restricted stock, which vested at the rate of ¼th of such shares on July 1 and October 1, 2020, and January 1 and April 1, 2021. The shares have a fair value of $165,000 and the Company recognized stock-based compensation expense of $82,501 for the twelve months ended December 31, 2021.

2021 Equity Compensation Awards

On April 15, 2021, the Board of Directors, with the recommendation of the Compensation Committee, approved the grant of options to purchase an aggregate of 17,500 shares of our common stock to certain employees of the Company, in consideration for services to be rendered by such individuals through 2025. The options vest at the rate of ¼th of such options per year, on the first, second, third and fourth anniversaries of the grant date, subject to such option holders continuing to provide services to the Company on such dates, subject to the terms of the Company’s Second Amended and Restated 2019 Equity Incentive Plan (the “Plan”) and the option agreements entered into evidence such grants. The options were granted pursuant to, and are subject to, the Plan, and have a term of five years from the grant date. The options have an exercise price of $4.76 per share, the closing price of the Company’s common stock on the date of the grant of such options.

In connection with and pursuant to the independent director compensation policy previously adopted by the Board of Directors, on April 15, 2021, the then three independent members of the Board of Directors (Mr. Donald G. Fell, Dr. Pamela Tenaerts, and Mr. Michael L. Peterson), were each awarded 10,721 shares of restricted stock, valued at $55,000 ($5.13 per share) based on the closing sales price of the Company’s common stock on the Nasdaq Capital Market on the effective date of the grant, April 1, 2021, which vest at the rate of ¼th of such shares on July 1 and October 1, 2021 and January 1 and April 1, 2022, subject to such persons continuing to provide services to the Company on such dates, subject to the terms of the Plan and the Restricted Stock Grant Agreements entered into as evidence of such awards. The shares have a fair value of $165,000 and the Company recognized stock-based compensation expense of $68,750 for the twelve months ended December 31, 2021. Common Shares totaling 16,082 were cancelled on May 27, 2021, when the director services of Mr. Peterson and Ms. Tenaerts were terminated.

The Board of Directors of the Company, on May 27, 2021, confirmed the vesting of 2,680 shares of common stock previously issued to each of Michael L. Peterson and Dr. Pamela Tenaerts on July 1, 2021, which were subject to forfeiture subject to such persons continued service on the Board of Directors prior to the vesting date.

In connection with and pursuant to the independent director compensation policy previously adopted by the Board of Directors, on May 27, 2021, the Board of Directors awarded Charles L. Pope, and Christine L. Jennings, each independent members of the Board of Directors appointed to the Board of Directors on May 27, 2021, 10,912 shares of restricted stock each, valued at $41,250 each ($3.78 per share) based on the closing sales price of the Company’s common stock on the Nasdaq Capital Market on the effective date of the grant, May 27, 2021, which vested at the rate of 1/3rd of such shares on October 1, 2021 and January 1, with the last tranche thereof vesting on April 1, 2022, subject to such persons continuing to provide services to the Company on such date. The Company recognized stock-based compensation expense of $64,167 for the twelve months ended December 31, 2021.

Employment Agreement with Suren Ajjarapu, Chief Executive Officer

In connection with our employment agreement with Mr. Suren Ajjarapu, our Chief Executive Officer, no stock or other equity compensation was granted for the year ended December 31, 2021.

Stock Repurchase Program

On May 27, 2021, the Board of Directors of the Company authorized and approved a stock repurchase program for up to $1 million of the currently outstanding shares of the Company’s common stock. There is no time frame for the repurchase program, and such program will remain in place until a maximum of $1.0 million of the Company’s common stock has been repurchased or until such program is suspended or discontinued by the Board of Directors.

At the Market Offering

On August 5, 2021, our Board of Directors paused the Stock Repurchase Program until the “at-the-market” offering (discussed below) was complete.

On August 6, 2021, the Company entered into an Equity Distribution Agreement, relating to an “at-the-market” offering for the sale of up to $9 million in shares of the common stock under which EF Hutton, division of Benchmark Investments, LLC, the distribution agent, could sell the offering shares in public market transactions reported on the consolidated tape or privately negotiated transactions which could include block trades pursuant to and in connection with the Company’s previously filed Form S-3 Shelf Registration Statement filed with the Securities and Exchange Commission on August 28, 2020 and declared effective by the Commission on September 3, 2020 (File Number: 333-248473) and the Prospectus Supplement was filed with the Commission under Rule 424(b)(5) dated August 6, 2021 (the “ATM Program”).

Effective on November 30, 2021, the Company provided the distribution agent notice of the termination of the Equity Distribution Agreement and the ATM Program (each of which were terminated effective December 5, 2021, pursuant to the terms of the Equity Distribution Agreement), and as a result, $128,000 of deferring offering costs were recognized.

No shares of common stock were sold pursuant to the “at-the-market” offering prior to the termination date.

Continuation of the Stock Repurchase Program

On December 10, 2021, the Board of Directors authorized and approved the resumption of the Company’s prior share repurchase program. The share repurchase program as approved by the Board of Directors on December 10, 2021, modified the prior repurchase program to allow for the repurchase of up to 100,000 of the currently outstanding shares of the Company’s common stock. There is no time frame for the repurchase program, and such program will remain in place until a maximum of 100,000 shares of the Company’s common stock has been repurchased or until such program is discontinued by the Board of Directors.

As of December 31, 2021, no shares have been repurchased.